Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	$ 23,040	$ 31,669
Derivative Assets	69,797	148,581
Accrued Liabilities	(22,022)	(21,593)
Current Portion of Derivative Liabilities	(143,999)	(115,835)
Derivative Liabilities	(299,570)	(528,187)
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	482	2,506
Derivative Assets	12	0
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(1,819)	(60)
Derivative Liabilities	(155)	0
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	21,779	16,927
Derivative Assets	69,785	144,247
Accrued Liabilities	(22,025)	(22,312)
Current Portion of Derivative Liabilities	(140,503)	(115,774)
Derivative Liabilities	(248,091)	(525,225)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets	779	11,795
Derivative Assets	0	4,334
Accrued Liabilities	3	719
Current Portion of Derivative Liabilities	(1,677)	0
Derivative Liabilities	(51,324)	(2,962)
Derivatives designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		441
Derivative Assets		0
Accrued Liabilities		0
Current Portion of Derivative Liabilities		(1)
Derivative Liabilities		$ 0